NOTE 4. REVENUE AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
NOTE 4. REVENUE AND SEGMENT INFORMATION

NOTE 4. REVENUE AND SEGMENT INFORMATION

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	3,980	1,427,157	1,273,921
Sales of software and technology solutions	-	-	1,504
Sales of air- filter products	189,133	317,472	-

Total Revenue	193,113	1,744,629	1,275,425

Operating segments have been determined on the basis of reports reviewed by the executive director. The executive director is considered to be the chief operating decision maker of the Group. The executive director considers that the Group has assessed and allocated resources on this basis. The executive director considers that the Group has six operating segments for the year ended December 31, 2021 (2019: three and 2020: four), being (1) the development, sale and distribution of autostereoscopic 3D displays, conversion equipment, software and others, (2) the sale of electronic glass, (3) sale of nano coated plates and air filters, (4) provision of credit risk analysis, (5) IoT and (6) Corporate.

Disaggregation of Revenue

Timing of transfer of good or services

2021	At a point in time A$	Over time A$	Total A$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	3,980	-	3,980
Sales of air- filter products	189,133	-	189,133

Total Revenue	193,113	-	193,113

2020	At a point in time A$	Over time A$	Total A$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	1,342,444	84,713	1,427,157
Sales of air- filter products	317,472	-	317,472

Total Revenue	1,659,916	84,713	1,744,629

2019	At a point in time A$	Over time A$	Total A$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	1,164,103	109,818	1,273,921
Sales of software and technology solutions	1,504	-	1,504

Total Revenue	1,165,607	109,818	1,275,425

NOTE 4. REVENUE AND SEGMENT INFORMATION (Continued)

Revenue by geographic location

The Group's operations are located in Korea, Hong Kong and China. The following table provides an analysis of the Group's sales by geographical markets based on locations of customers:

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Hong Kong	3,980	1,366,200	1,195,150
China	6,846	60,956	80,275
Korea	-	315,034	-
USA	104,164	-	-
Malaysia	78,123	-	-
Other	-	2,439	-

	193,113	1,744,629	1,275,425

Non-current assets by geographic location

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$	December 31, 2019 A$
Australia	562,500	-	-
USA	4,599,618	-	-
Hong Kong	1,946,263	262,626	13,136,585
China	4,138,043	2,139,605	1,580,444
Korea	10,562,521	4,915,447	-

	21,808,945	7,317,678	14,717,029

NOTE 4. REVENUE AND SEGMENT INFORMATION (Continued)

Major customers

For the year ended December 31, 2021, the Group has two individual customers (2020 and 2019: 4 and 2 respectively) with revenues comprising more than 10% of Group's revenues and their respective receivables due from these customers are disclosed below:

	December 31, 2021		December 31, 2020		December 31, 2019
	Percentage of Revenue	Balance due A$	Percentage of Revenue	Balance due A$	Percentage of Revenue	Balance due A$

Customer A	-	-	16.23%	-	41.00%	-
Customer B	53.93%	104,645	-	-	-	-
Customer C	-	-	-	-	13.00%	116,488
Customer D	40.45%	78,483	-	-	-	-
Customer E	-	-	41.23%	628,621	-	-
Customer F	-	-	18.05%	314,892	-	-
Customer G	-	-	10.87%	179,338	-	-

Segment information for the reporting period is as follows:

For the year ended December 31, 2021	Development, sale and distribution of 3D displays, conversion equipment, software and others A$	Sales of electronic glass A$	Sales of air- filter products A$	Provision of credit risk analysis A$	IoT A$	Corporate A$	Total A$
Revenue
Revenue from operating activities	3,980	-	189,133	-	-	-	193,113
Interest income	18,859	-	-	5	-	-	18,864
Fair value change in derivative financial instruments	-	-	-	-	-	(842,463)	(842,463)
Other income	-	-	-	-	39,731	296,076	335,807
Segment revenue	22,839	-	189,133	5	39,731	(546,387)	(294,679)

Cost of sales	2,721	6,654	140,072	-	-	-	149,447
Employee benefit expenses	215,757	105,680	-	10,925	550,817	730,743	1,613,922
Depreciation and amortization expenses	109,325	913	1,049,125	-	25,976	141,472	1,326,811
Professional and consulting expenses	5,802	8,772	36,881	307,700	1,179,003	837,880	2,376,038
Travel and accommodation expenses	7,980	65,808	-	10,633	919	6,045	91,385
Other operating expenses	1,534,404	92,035	23,855	66,372	692,327	(1,683,283)	725,710
Provision for obsolence inventory	(9,439)	-	-	-	-	-	(9,439)
Provision for bad debts	-	-	14,390	-	-	-	14,390
(Gain)/ Loss disposal of subsidiaries	(6,927,976)	-	-	-	-	4,929,707	(1,998,269)
Finance costs	16,763	60,448	3,009	-	(33,335)	1,954,067	2,000,952
Segment expenses	(5,044,663)	340,310	1,267,332	395,630	2,415,707	6,916,631	6,290,947
Segment operating (loss) / profit	5,067,502	(340,310)	(1,078,199)	(395,625)	(2,375,976)	(7,463,018)	(6,585,626)

Segment assets 2021	-	15,645,858	6,417,042	2,049,261	767,670	210,580	25,090,411
Segment liabilities 2021	-	(1,737,509)	(457,741)	(808,980)	(287,802)	(7,842,009)	(11,134,041)
	-	13,908,349	5,959,301	1,240,281	479,868	(7,631,429)	13,956,370

NOTE 4. REVENUE AND SEGMENT INFORMATION (Continued)

For the year ended December 31, 2020	Development, sale and distribution of 3D displays, conversion equipment, software and others A$	Sales of air- filter products A$	Consultancy services A$	Corporate A$	Total A$
Revenue
Revenue from operating activities	1,427,157	317,472	-	-	1,744,629
Interest income	6,197	-	-	-	6,197
Fair value change in derivative financial instruments	-	-	-	2,312,197	2,312,197
Other income	82,561	-	-	-	82,561
Segment revenue	1,515,915	317,472	-	2,312,197	4,145,584

Cost of sales	1,155,006	156,560	-	-	1,311,566
Employee benefit expenses	1,570,626	-	241,914	400,103	2,212,643
Depreciation and amortization expenses	1,897,243	179,144	2,307	68	2,078,762
Professional and consulting expenses	(116,977)	-	634,186	856,698	1,373,907
Travel and accommodation expenses	24,436	-	2,246	14,213	40,895
Other operating expenses	734,523	1,196	40,476	334,945	1,111,140
Provision for bad debt	58,932	-	-	-	58,932
Provision for inventory obsolescence	(17,671)	-	-	-	(17,671)
Loss disposal of subsidiaries	(22,206,347)	-	-	22,235,337	28,990
Plant and equipment written off	-	-	-	110	110
Provision for impairment loss on intangible assets	3,459,340	-	-	-	3,459,340
Development projects written off	930,356	-	-	-	930,356
Finance costs	408,054	-	-	1,692,218	2,100,272
Segment expenses	(12,102,479)	336,900	921,129	25,533,692	14,689,242
Segment operating (loss) / profit	13,618,394	(19,428)	(921,129)	(23,221,495)	(10,543,658)

Segment assets 2020	2,070,047	6,529,733	2,337,630	2,016,256	12,953,666
Segment liabilities 2020	5,015,497	2,733,042	5,888,659	(5,589,384)	8,047,814

NOTE 4. REVENUE AND SEGMENT INFORMATION (Continued)

For the year ended December 31, 2019	Development, sale and distribution of 3D displays, conversion equipment, software and others A$	Sales and distribution of audio products* A$	Consultancy services A$	Corporate A$	Total A$
Revenue from operating activities	1,275,425	-	-	-	1,275,425
Interest income	115,707	-	-	55	115,762
Fair value change in derivative financial instruments	-	-	-	127,551	127,551
Other income	807,831	-	-	-	807,831
Gain on disposal of plant and equipment	212,195	-	-	-	212,195
Segment revenue	2,411,158	-	-	127,606	2,538,764

Cost of sales	1,008,821	-	-	-	1,008,821
Employee benefit expenses	3,302,504	-	42,573	689,301	4,034,378
Depreciation and amortization expenses	3,166,643	-	7,375	766	3,174,784
Professional and consulting expenses	711,172	-	547,018	761,780	2,019,970
Travel and accommodation expenses	174,914	-	51,171	55,810	281,895
Other operating expenses	1,731,000	-	5,544	17,452	1,753,996
Provision for impairment loss of goodwill	-	-	-	4,486,301	4,486,301
Provision for inventory obsolescence	799,871	-	-	-	799,871
Finance costs	1,561,625	-	-	-	1,561,625
Segment expenses	12,456,550	-	653,681	6,011,410	19,121,641
Segment operating (loss) / profit	(10,045,392)	-	(653,681)	(5,883,804)	(16,582,877)

Segment assets 2019	12,498,397	-	29,716	7,418,163	19,946,276
Segment liabilities 2019	16,209,166	-	3,004,589	653,498	19,867,253

 * Discontinued in 2019